Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cyber Risk Management and Strategy

Our cybersecurity risk management program is integrated within our business continuity planning and overall risk management. We are implementing an enterprise risk management program that includes processes designed to identify, assess, and mitigate cybersecurity risks. These processes include the deployment of third-party security solutions, tools and assessments designed to monitor, identify, and address cybersecurity risks. In addition, we have engaged an external security partner to support us on cybersecurity activities, day-to-day security operations and related services. We also review the data management and business continuity practices of certain third party vendors, and are setting up additional processes to assess and review the cybersecurity practices of certain third-party vendors and service providers prior to onboarding.

We, like other companies in our industry, face a number of risks from cybersecurity threats in connection with our business. Although such risks have not materially affected, and we do not believe they are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. For additional information, see “Item 3.D—Risk Factors—Our internal computer systems, or those of our third-party collaborators or other contractors or consultants, may fail or suffer cybersecurity incidents or breaches, which could result in a material disruption of our current or future product candidates’ development programs, the disclosure of confidential or proprietary information, including personal data, damage our reputation, and subject us to significant financial and legal exposure.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated within our business continuity planning and overall risk management.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance Related to Cybersecurity Risks

Our Board of Directors is responsible for the oversight of our risk management activities, and has delegated to the Audit Committee the responsibility to assist our Board in this task. While our Board of Directors oversees our risk management, our Executive Committee is responsible for day-to-day risk management processes.

Specifically, the Audit Committee is responsible for evaluating our system of internal control and risk management, including the set-up of a cybersecurity risk management program and related controls. The Head of IT reviews risks from cybersecurity threats and incidents with the Audit Committee during an annual review, and report incidents that require escalation per set procedures. The Head of IT has extensive experience in the area of cybersecurity. The Audit Committee is responsible for the final approval of any disclosure of a material cybersecurity incident.

The Executive Committee is responsible for setting up and maintaining policies related to the risk profile of the Company and its systems to identify, assess, manage and monitor cybersecurity risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors is responsible for the oversight of our risk management activities, and has delegated to the Audit Committee the responsibility to assist our Board in this task
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Head of IT reviews risks from cybersecurity threats and incidents with the Audit Committee during an annual review, and report incidents that require escalation per set procedures. The Head of IT has extensive experience in the area of cybersecurity.
Cybersecurity Risk Role of Management [Text Block]	The Executive Committee is responsible for setting up and maintaining policies related to the risk profile of the Company and its systems to identify, assess, manage and monitor cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Head of IT
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Head of IT has extensive experience in the area of cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	While our Board of Directors oversees our risk management, our Executive Committee is responsible for day-to-day risk management processes.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true